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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JOINT ENERGY DEVELOPMENT INVESTMENTS LIMITED PARTNERSHIP
Address:   1400 SMITH STREET
           HOUSTON, TEXAS 77002

13F File Number:  28-6976

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott M. Sefton
Title:     Vice President and Assistant Secretary of Enron Capital Corp.,
           as General Partner of Enron Capital Management Limited Partnership, General Partner of Joint Energy Development Investments Limited Partnership
Phone:     713-853-6393

Signature, Place, and Date of Signing:

         /s/ SCOTT M. SEFTON            HOUSTON, TEXAS        May 11, 2000
       ---------------------------      ----------------   -----------------
               [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  2

Form 13F Information Table Entry Total:             3

Form 13F Information Table Value Total:             $181,965
                                                    (thousands)


List of Other Included Managers:


      No.   13F File Number                Name

      1     28-6992              ENRON CAPITAL CORP.

      2     28-6974              ENRON CAPITAL MANAGEMENT LIMITED PARTNERSHIP



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                           FORM 13F INFORMATION TABLE

            COLUMN 1         COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                    VALUE      SHRS OR   SH/PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
   NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)     PRN AMT  PRN CALL   DISCRETION    MANAGERS   SOLE     SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
HANOVER COMPRESSOR CO        COM       410768105   157,100    2,761,950    SH        DEFINED       1,2      2,761,950


QUICKSILVER RESOURCES INC    COM       74837R104     8,042    1,340,405    SH        DEFINED       1,2      1,340,405


TITAN EXPL INC               COM       888289105    16,823    3,364,594    SH        DEFINED       1,2      3,364,594